Annual Notice of Securities Sold Pursuant to Rule 24f-2

                U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

        Read instructions at end of Form before preparing Form.
                         Please print or type.

   1.   Name and address of issuer:

        The Sierra Variable Trust
        9301 Corbin Avenue
        Northridge, California  91324

   ________________________________________________________________

   2. Name of each series or class of funds for which this notice is filed:

        Global Money Fund
        Growth Fund
        International Growth Fund
        U.S. Government Fund
        Corporate Income Fund
        Short Term Global Government Fund
        Emerging Growth Fund
        Growth and Income Fund
        Short Term High Quality Bond Fund

   ________________________________________________________________

   3.   Investment Company Act File Number:  811-7462

        Securities Act File Number:  33-57732

   ________________________________________________________________

   4.   Last day of fiscal year for which this notice is filed:

        December 31, 1996

   ________________________________________________________________

   5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal


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        year but before termination of the issuer's 24f-2
        declaration:

        N/A
                                                                 [ ]
   ________________________________________________________________

   6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

        N/A
   ________________________________________________________________

   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        N/A
   ________________________________________________________________

   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        N/A
   ________________________________________________________________

   9. Number and aggregate sale price of securities sold during the fiscal year:

        0*
   ________________________________________________________________

   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        0*
   ________________________________________________________________

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        0
   ________________________________________________________________

   12.  Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                              $    0*
                                              ______________________
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        (ii) Aggregate price of shares issued in connection with
             dividend reinvestment plans (from Item 11, if applicable):

             N/A                            +   ---
                                              ______________________
        (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

             N/A                            -   ---
                                              ______________________
        (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

             N/A                            +   ---
                                              ______________________
        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line
             (i), plus line (ii), less line (iii), plus line (iv)} (if applicable):

             N/A                                ---
                                              ______________________
        (vi) Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                            x 1/3,300
                                              ______________________
        (vii)     Fee due {line (i) or line (v) multiplied by line
                  (vi)}:

                                          $    0
                                          ==========================
   Instruction:   Issuers should complete lines (ii), (iii), (iv),
                  and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
                  See Instruction C.3.

   * The Fund is the underlying investment company that sells its shares exclusively to American General Life Insurance Company's Unit Investment Trust Separate Account D ("Separate Account D") that funds variable annuity contracts. Separate Account D is an unmanaged separate account that offers interests therein that are registered under the Securities Act of 1933, as amended, and on which a registration fee has been or will be paid. Accordingly, the Fund is not required to pay any fee pursuant to Rule 24f-2(c) and Instructions B.5. and C.2. to Form 24F-2.






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   13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

        N/A                                                      [ ]


        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

        N/A



                              SIGNATURES

   This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

   By (Signature and Title)*       /s/ Craig M. Miller
                       Craig M. Miller, Assistant Treasurer



   Date February 24, 1997

    * Please print the name and title of the signing officer below the signature.


























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2000 One Logan Square                          Morgan, Lewis
                                                &Bockius LLP
Philadelphia, PA 19103-6993                COUNSELORS AT LAW

215-963-5000

FAX: 215-963-5299


February 24, 1997


The Sierra Variable Trust
9301 Corbin Avenue
Northridge, California  91324

Re:  Rule 24f-2 Notice for The Sierra Variable Trust
     (File Nos. 33-57732 and 811-7462)

Ladies and Gentlemen:

The Sierra Variable Trust (the "Fund") is a business trust organized under the laws of the Commonwealth of Massachusetts with its principal executive offices in Northridge, California. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "1940 Act"). This opinion relates to shares of beneficial interest, without par value, sold by the Fund in reliance upon Rule 24f-2 during its fiscal year ended December 31, 1996, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the authorization of an unlimited number of shares of beneficial interest, without par value, which have been offered under prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933, as amended and the 1940 Act (collectively, the "Registration Statement").

We are of the opinion that such shares of beneficial interest sold pursuant to the Registration Statement were, when issued in return for the payment described in the Fund's prospectus included as part of the Fund's Registration Statement, legally issued, fully paid and nonassessable by the Fund.

Very truly yours,
  /s/  Morgan, Lewis & Bockius LLP

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